Investments in Associates - Fair Value Assumptions (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Astarta Holding N.V.
Disclosure of associates [line items]
After-tax discount rate	13.30%
Long-term growth rate	3.00%
Non-cash impairment charge	$ 10.8
Quess
Disclosure of associates [line items]
After-tax discount rate	13.10%
Long-term growth rate	6.00%
Resolute Forest Products Inc.
Disclosure of associates [line items]
After-tax discount rate	12.00%
Long-term growth rate	1.50%
Minimum
Disclosure of associates [line items]
Long-term growth rate	2.50%
Minimum | Atlas Mara Limited
Disclosure of associates [line items]
After-tax discount rate	12.50%
Long-term growth rate	2.00%
Maximum
Disclosure of associates [line items]
Long-term growth rate	3.00%
Maximum | Atlas Mara Limited
Disclosure of associates [line items]
After-tax discount rate	29.30%
Long-term growth rate	3.00%